ANALYSIS OF OPERATING SEGMENTS - Non-current assets by country (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Property plant and equipment, net	$ 9,100,553	$ 8,973,952	$ 8,950,411
Intangible assets	21,470,718	18,525,051
Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	6,154,168	5,998,291	$ 5,783,234
Colombia
Disclosure of operating segments [line items]
Intangible assets	12,710,562	11,617,710
Colombia | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	4,247,081	4,347,718
Panama
Disclosure of operating segments [line items]
Intangible assets	6,461,575	5,596,211
Panama | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	543,798	475,048
Costa Rica
Disclosure of operating segments [line items]
Intangible assets	190,684	104,044
Costa Rica | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	473,800	388,914
Guatemala
Disclosure of operating segments [line items]
Intangible assets	28,289	18,569
Guatemala | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	178,901	155,646
Other countries
Disclosure of operating segments [line items]
Intangible assets	2,079,608	1,188,517
Other countries | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	$ 710,588	$ 630,965